Difference Between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes (Detail)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Reconciliation of Statutory Federal Tax Rate [Line Items]
Federal statutory rate	35.00%	35.00%	35.00%
Effect of:
Foreign earnings taxed at lower rates	(20.90%)	(17.10%)	(17.50%)
Phone nondeductible charges and valuation allowance	19.10%	0.90%	0.00%
Domestic production activities deduction	(2.40%)	(1.00%)	(1.20%)
Other reconciling items, net	3.30%	2.90%	2.90%
Effective rate	34.10%	20.70%	19.20%